Retirement Plans (Schedule of Expected Benefit Payments) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended		9 Months Ended
	Sep. 26, 2014	Sep. 27, 2013	Jun. 28, 2013
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, employer contributions	$ 4.9	$ 44.4
Fiscal 2015	45.8
Fiscal 2016	34.9
Fiscal 2017	33.9
Fiscal 2018	33.4
Fiscal 2019	32.7
Fiscal 2020-2024	149.8
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, employer contributions	3.9	3.8
Fiscal 2015	4.8
Fiscal 2016	4.5
Fiscal 2017	4.2
Fiscal 2018	4.0
Fiscal 2019	3.7
Fiscal 2020-2024	16.1
Covidien | Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, employer contributions			$ 37.5